December 18, 2007

Ms. Sally Samuel, Esq.
Office of Insurance Products
Division of Investment Management
US Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:  Post-effective amendments under
      Rule 485(b) under Securities Act

Dear Ms. Samuel:

As you know, we plan to add certain optional benefits to various Form N-4s.  These optional benefits will be described in prospectus supplements.  You reviewed and commented on one of the supplements.  Each other supplement contains disclosure that is substantially identical in all material respects.

The Form N-4s to which one or more of the new optional benefits will be added are:  333-37728, 333-75702, 333-49230,333-130989,
333-131035, 333-144639, 333-144657, 333-96577, 333-08853, 333-71654, 333-71672, 333-71834.
----------.

Several of the Form N-4s share a common prospectus with MVA options registered on Form S-3.  We file herewith under Rule 424(b)
prospectus supplements with respect to these Form S-3s: 333-103474, 333-103473, 333-136996, 333-24989.

As counsel to the registrant, I represent that there are no changes in any of these Form N-4 filings that would render them ineligible to rely on Rule 485(b).  We appreciate your attention to these filings.

                         Sincerely,

                  /s/C. Christopher Sprague
                        C. Christopher Sprague
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